UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2786

                           Scudder High Income Series
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                       Amount ($)(c)               Value ($)
                                                                                ----------------------------------------------
Corporate Bonds 73.5%
Consumer Discretionary 19.4%
Adesa, Inc., 7.625%, 6/15/2012                                                         2,900,000                    3,059,500
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                            6,830,000                    6,795,850
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                               6,965,000                    7,043,356
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                7,586,000                    7,339,455
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                   6,550,000                    6,599,125
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009 (d)                       4,455,000                    4,722,300
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                         2,260,000                    2,491,650
Carrols Corp., 144A, 9.0%, 1/15/2013                                                   2,065,000                    2,137,275
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                                   15,220,000                   11,186,700
9.625%, 11/15/2009 (d)                                                                11,590,000                   10,170,225
10.25%, 9/15/2010 (d)                                                                 21,455,000                   22,742,300
Cooper Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                             2,880,000                    2,872,800
CSC Holdings, Inc., 7.875%, 12/15/2007                                                 6,775,000                    7,266,187
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                     24,405,000                   29,743,594
DIMON, Inc.:
7.75%, 6/1/2013                                                                        2,975,000                    3,123,750
Series B, 9.625%, 10/15/2011                                                          17,405,000                   19,058,475
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                                        2,380,000                    2,475,200
Series B, 9.0%, 5/1/2009                                                               1,075,000                    1,388,134
Series D, 9.0%, 5/1/2009 (d)                                                           3,725,000                    3,687,750
Dyersburg Corp., Series B, 9.75%, 9/1/2007*                                           18,155,000                        1,816
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                            4,900,000                    4,961,250
EPL Intermediate, Inc., Step-up Coupon, 0% to 3/15/2009, 12.5%
to 3/15/2010                                                                           2,790,000                    1,827,450
Foot Locker, Inc., 8.5%, 1/15/2022                                                     3,090,000                    3,399,000
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                        8,415,000                    8,257,219
General Motors Corp., 8.25%, 7/15/2023                                                 6,085,000                    6,338,574
Icon Health & Fitness, Inc., 11.25%, 4/1/2012                                          5,685,000                    4,775,400
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008*                          12,740,000                            0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                      5,400,000                    4,070,250
J Crew Intermediate LLC, Step-up Coupon, 0% to 11/15/2005, 16.0%
to 5/15/2008 (d)                                                                       5,614,873                    5,333,568
Jacobs Entertainment Co., 11.875%, 2/1/2009                                           12,480,000                   14,102,400
Kellwood Co., 7.625%, 10/15/2017                                                       1,375,000                    1,512,211
Levi Strauss & Co.:
7.0%, 11/1/2006 (d)                                                                    5,265,000                    5,528,250
12.25%, 12/15/2012 (d)                                                                   595,000                      661,937
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                     12,239,000                   12,284,896
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                  10,740,000                   12,109,350
9.75% , 6/1/2007 (d)                                                                   2,170,000                    2,408,700
Mothers Work, Inc., 11.25%, 8/1/2010 (d)                                               3,370,000                    3,268,900
NCL Corp., 144A, 10.625%, 7/15/2014                                                    8,090,000                    8,090,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75%
to 9/1/2012                                                                            6,440,000                    4,830,000
Paxson Communications Corp., 10.75%, 7/15/2008 (d)                                     4,990,000                    5,239,500
PEI Holding, Inc., 11.0%, 3/15/2010                                                    7,413,000                    8,636,145
Petro Stopping Centers, 9.0%, 2/15/2012 (d)                                           10,840,000                   11,463,300
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                         2,660,000                    2,879,450
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                             5,570,000                    6,085,225
PRIMEDIA, Inc.:
7.665%**, 5/15/2010                                                                    9,355,000                    9,916,300
8.875%, 5/15/2011 (d)                                                                  6,285,000                    6,646,387
Renaissance Media Group LLC, 10.0%, 4/15/2008                                          6,640,000                    6,839,200
Rent-Way, Inc., 11.875%, 6/15/2010                                                     3,660,000                    4,122,075
Restaurant Co., 11.25%, 5/15/2008                                                      8,147,515                    8,249,359
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                     4,900,000                    4,949,000
Schuler Homes, Inc., 10.5%, 7/15/2011 (d)                                              7,220,000                    8,212,750
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009,
10.0% to 12/15/2014                                                                    7,135,000                    4,352,350
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                       13,980,000                   14,853,750
8.75%, 12/15/2011                                                                      9,335,000                   10,163,481
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (d)                               10,275,000                   10,955,719
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                    12,780,000                   11,821,500
7.875%, 4/15/2013 (d)                                                                  5,033,000                    4,995,252
True Temper Sports, Inc., 8.375%, 9/15/2011                                            3,870,000                    3,599,100
Trump Holdings & Funding, 12.63%, 3/15/2010* (d)                                       4,975,000                    5,385,438
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                   6,118,000                    7,372,190
11.75%, 2/15/2013                                                                      2,920,000                    4,842,191
United Auto Group, Inc., 9.625%, 3/15/2012 (d)                                         5,960,000                    6,585,800
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                           6,835,000                    7,800,444
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                             3,835,000                    3,854,175
Virgin River Casino Corp., 144A, 9.0%, 1/15/2012                                         535,000                      556,400
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                    6,435,000                    6,145,425
8.25%, 8/1/2010 (d)                                                                    4,860,000                    5,090,850
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                      5,560,000                    5,921,400
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                         11,385,000                   11,385,000
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (d)                                   5,220,000                    5,193,900
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                           13,670,000                   13,533,300
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14.0% to 12/31/2009                                                                          983                        1,003
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                         9,018,000                    9,085,635
                                                                                                                 ------------
                                                                                                                  494,397,791

Consumer Staples 2.6%
Agrilink Foods, Inc., 11.875%, 11/1/2008 (d)                                           3,575,000                    3,722,469
Church & Dwight Co., Inc., 144A, 6.0%, 12/15/2012                                      3,640,000                    3,703,700
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                              2,710,000                    2,750,650
144A, 9.75%, 8/1/2011 (d)                                                              7,100,000                    6,461,000
North Atlantic Holding, Inc., Step-up Coupon, 0% to 3/1/2008,
12.25% to 3/1/2014                                                                     5,670,000                    2,324,700
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012 (d)                                        2,795,000                    2,892,825
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013 (d)                               7,995,000                    7,615,237
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                          1,530,000                    1,625,625
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                        6,543,000                    6,477,570
Rite Aid Corp., 11.25%, 7/1/2008 (d)                                                  10,220,000                   11,088,700
Standard Commercial Corp., 8.0%, 4/15/2012                                             3,465,000                    3,560,288
Swift & Co., 12.5%, 1/1/2010 (d)                                                       5,710,000                    6,452,300
Wornick Co., 10.875%, 7/15/2011                                                        5,385,000                    5,842,725
                                                                                                                 ------------
                                                                                                                   64,517,789

Energy 4.8%
Avista Corp., 9.75%, 6/1/2008                                                          9,600,000                   11,130,816
Chesapeake Energy Corp.:
6.875%, 1/15/2016 (d)                                                                  6,895,000                    7,222,512
9.0%, 8/15/2012                                                                        3,635,000                    4,152,988
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                          2,505,000                    2,492,475
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                   1,495,000                    1,438,938
7.125%, 5/15/2018 (d)                                                                  6,830,000                    6,087,237
7.625%, 10/15/2026                                                                     2,280,000                    1,980,750
144A, 9.875%, 7/15/2010                                                                7,630,000                    8,526,525
Edison Mission Energy, 7.73%, 6/15/2009 (d)                                           16,205,000                   17,420,375
El Paso Production Holding Corp., 7.75%, 6/1/2013                                      7,590,000                    7,950,525
Mission Resources Corp., 9.875%, 4/1/2011                                              6,720,000                    7,173,600
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                  8,610,000                    8,739,150
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                  2,950,000                    2,503,813
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                            5,130,000                    5,745,600
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                                3,600,000                    3,591,000
8.25%, 12/15/2011                                                                      9,095,000                    9,822,600
Williams Cos., Inc.:
8.125%, 3/15/2012 (d)                                                                  8,715,000                   10,065,825
8.75%, 3/15/2032                                                                       4,622,000                    5,309,522
                                                                                                                 ------------
                                                                                                                  121,354,251

Financials 7.6%
AAC Group Holding Corp., 144A, Step-up Coupon, 0% to 10/1/2008,
10.25% to 10/1/2012                                                                    5,480,000                    3,685,300
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                           10,210,000                   10,643,925
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                               4,465,000                    4,643,600
Alamosa Delaware, Inc., Step-up Coupon, 0% to 7/31/2005, 12.0% to
7/31/2009                                                                              3,727,000                    4,043,795
American Commercial Bank, 3.0%, 6/30/2006                                              7,425,000                    7,610,625
AmeriCredit Corp., 9.25%, 5/1/2009                                                    13,890,000                   14,897,025
Anthony Crane Capital Corp.:
1.0% with various maturities from 7/20/2006 until 7/22/2049                            7,500,000                    6,750,000
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                  3,525,000                    2,149,552
BF Saul (REIT), 7.5%, 3/1/2014 (d)                                                    10,010,000                   10,310,300
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                2,617,913                    2,617,913
144A, 16.0%, 5/15/2012                                                                 2,668,588                    2,935,447
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                        10,725,000                   11,529,375
Eaton Vance Corp., CDO, Series C-X, 13.68%, 7/15/2012*                                 1,487,316                       14,873
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                    10,530,000                   12,420,756
FINOVA Group, Inc., 7.5%, 11/15/2009                                                  59,188,399                   29,002,316
FRD Acquisition Co., Series B, 12.5%, 7/15/2004*                                       2,450,000                            0
Level 3 Commerce Bank Debt, Zero Coupon, 12/15/2011                                    4,000,000                    4,130,000
LNR Property Corp., 7.625%, 7/15/2013                                                  3,145,000                    3,569,575
Poster Financial Group, Inc., 8.75%, 12/1/2011 (d)                                     6,620,000                    6,802,050
PXRE Capital Trust I, 8.85%, 2/1/2027                                                  5,920,000                    5,920,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                          6,448,000                    5,351,840
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                       2,820,000                    3,348,750
Radnor Holdings Corp., 11.0%, 3/15/2010                                                6,660,000                    5,710,950
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                              1,505,000                    1,599,063
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                    8,635,000                    7,577,212
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008,
10.75% to 7/15/2012                                                                    3,745,000                    2,939,825
UGS Corp., 144A, 10.0%, 6/1/2012                                                       5,045,000                    5,738,688
Universal City Development, 11.75%, 4/1/2010 (d)                                      10,110,000                   11,942,437
Universal City Florida Holding Co., 144A, 7.2%**, 5/1/2010                             2,620,000                    2,724,800
Venoco, Inc., 144A, 8.75%, 12/15/2011                                                  2,855,000                    2,940,650
                                                                                                                 ------------
                                                                                                                  193,550,642

Health Care 2.7%
AmeriPath, Inc., 10.5%, 4/1/2013 (d)                                                   4,780,000                    5,078,750
AmerisourceBergen Corp., 7.25%, 11/15/2012                                               105,000                      117,338
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                   6,310,000                    6,341,550
Curative Health Services, Inc., 10.75%, 5/1/2011                                       4,050,000                    3,624,750
Encore Medical Corp., 144A, 9.75%, 10/1/2012 (d)                                       3,410,000                    3,444,100
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                  6,065,000                    6,262,112
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (d)                                               9,320,000                    9,832,600
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                        2,005,000                    2,055,125
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                         4,195,000                    4,236,950
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                          4,630,000                    4,028,100
National Mentor, Inc., 144A, 9.625%, 12/1/2012                                           895,000                      950,938
Tenet Healthcare Corp., 6.375%, 12/1/2011 (d)                                         23,775,000                   22,051,312
                                                                                                                 ------------
                                                                                                                   68,023,625

Industrials 11.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                     6,010,000                    6,580,950
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                 5,735,000                    5,993,075
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011 (d)                      17,530,000                   16,478,200
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                              2,023,000                    2,377,025
Avondale Mills, Inc.:
144A, 8.75%, 7/1/2012                                                                  6,370,000                    5,733,000
10.25%, 7/1/2013 (d)                                                                   2,165,000                    1,753,650
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                        2,838,000                    2,483,250
9.25%, 5/1/2021                                                                        3,590,000                    3,823,350
Cenveo Corp., 7.875%, 12/1/2013 (d)                                                    8,000,000                    7,440,000
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                           4,300,000                    4,816,000
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (d)                          12,495,000                   13,432,125
Collins & Aikman Products, 10.75%, 12/31/2011 (d)                                      7,215,000                    7,359,300
Congoleum Corp., 8.625%, 8/1/2008*                                                     3,385,000                    3,418,850
Continental Airlines, Inc., "B", 8.625%, 12/15/2005 (d)                                5,920,000                    5,772,000
Cornell Companies, Inc., 10.75%, 7/1/2012 (d)                                          7,670,000                    8,197,312
Corrections Corp. of America, 9.875%, 5/1/2009                                         7,730,000                    8,580,300
Dana Corp., 7.0%, 3/1/2029 (d)                                                         8,665,000                    8,643,337
Delta Air Lines, Inc.:
7.9%, 12/15/2009 (d)                                                                   2,845,000                    1,778,125
8.3%, 12/15/2029 (d)                                                                   3,870,000                    1,876,950
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013                                         1,225,000                    1,225,000
Erico International Corp., 8.875%, 3/1/2012                                            5,100,000                    5,355,000
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                           1,745,000                    1,321,838
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                             8,555,000                    8,469,450
GS Technologies Operating Co., Inc., 12.0%, 9/1/2024*                                  4,577,117                       11,443
Interface, Inc., 10.375%, 2/1/2010                                                     2,530,000                    2,909,500
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                           9,510,000                   10,746,300
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                             850,000                      952,000
Kansas City Southern:
7.5%, 6/15/2009                                                                        9,020,000                    9,471,000
9.5%, 10/1/2008                                                                       10,785,000                   12,254,456
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                           12,229,000                   11,953,847
Laidlaw International, Inc., 10.75%, 6/15/2011                                         6,835,000                    7,979,863
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                11,524,000                   11,351,140
9.25%, 6/15/2008 (d)                                                                  10,420,000                   11,852,750
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                          5,065,000                    4,887,725
Sea Containers Ltd., 10.5%, 5/15/2012                                                  3,265,000                    3,436,413
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                      6,235,000                    6,235,000
Ship Finance International Ltd., 8.5%, 12/15/2013                                      7,195,000                    7,410,850
SPX Corp.:
6.25%, 6/15/2011 (d)                                                                   2,280,000                    2,405,400
7.5%, 1/1/2013                                                                         8,870,000                    9,623,950
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                        3,410,000                    3,435,575
10.375%, 7/1/2012                                                                      6,800,000                    7,616,000
Texas Genco LLC, 144A, 6.875%, 12/15/2014                                              7,255,000                    7,499,856
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                  4,520,000                    5,288,400
Thermadyne Holdings Corp., 9.25%, 2/1/2014 (d)                                         4,865,000                    4,743,375
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                        6,655,000                    6,488,625
7.0%, 2/15/2014 (d)                                                                    5,245,000                    4,904,075
7.75%, 11/15/2013 (d)                                                                  3,260,000                    3,194,800
Westlake Chemical Corp., 8.75%, 7/15/2011                                                648,000                      732,240
                                                                                                                 ------------
                                                                                                                  290,292,670

Information Technology 1.3%
Activant Solutions, Inc., 10.5%, 6/15/2011                                             6,080,000                    6,536,000
Itron, Inc., 144A, 7.75%, 5/15/2012                                                    4,440,000                    4,517,700
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                  18,240,000                   16,507,200
7.25%, 7/15/2006 (d)                                                                   2,240,000                    2,340,800
Spheris, Inc., 144A, 11.0%, 12/15/2012                                                 3,425,000                    3,510,625
                                                                                                                 ------------
                                                                                                                   33,412,325

Materials 10.9%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                  6,884,000                    5,507,200
ARCO Chemical Co., 9.8%, 2/1/2020 (d)                                                 28,406,000                   32,382,840
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009,
11.25% to 3/01/2014                                                                   15,640,000                   11,260,800
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                       5,875,000                    6,374,375
Constar International, Inc., 11.0%, 12/1/2012 (d)                                      7,430,000                    7,708,625
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                      5,815,000                    6,222,050
13.0%, 6/15/2009 (d)                                                                  13,465,000                   14,003,600
GEO Specialty Chemicals, Inc.:
7.11%, 12/31/2007                                                                        290,000                      284,200
10.125%, 8/1/2008*                                                                     4,317,000                    2,503,860
11.06%, 12/31/2009                                                                     2,075,000                    2,075,000
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                       16,025,000                   18,589,000
9.375%, 2/1/2013                                                                       7,465,000                    8,696,725
Hercules, Inc.:
6.75%, 10/15/2029                                                                      4,810,000                    4,966,325
11.125%, 11/15/2007 (d)                                                                6,895,000                    8,205,050
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                     5,840,000                    6,073,600
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                7,705,000                    9,168,950
Huntsman International LLC:
144A, 7.375%, 1/1/2015 (d)                                                             2,355,000                    2,360,887
144A, 7.5%, 1/1/2015                                                                   1,145,000                    1,556,341
Huntsman LLC, 11.625%, 10/15/2010                                                      9,050,000                   10,701,625
IMC Global, Inc., 10.875%, 8/1/2013                                                      665,000                      831,250
Intermet Corp., 9.75%, 6/15/2009* (d)                                                  3,530,000                    1,729,700
International Steel Group, Inc., 6.5%, 4/15/2014                                      12,620,000                   13,534,950
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                        5,729,000                    5,814,935
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                10,849,000                   11,988,145
144A, 13.0%, 9/30/2013                                                                 6,432,827                    6,593,648
Omnova Solutions, Inc., 11.25%, 6/1/2010                                               9,030,000                   10,158,750
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (d)                                   2,255,000                    2,480,500
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010* (d)                                 11,621,000                    7,321,230
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                 1,500,000                    1,385,625
11.125%, 9/1/2009                                                                      7,805,000                    8,507,450
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                           5,155,000                    4,072,450
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                            10,055,000                   14,060,189
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                        3,750,000                    3,862,500
TriMas Corp., 9.875%, 6/15/2012                                                       16,533,000                   17,524,980
United States Steel LLC:
9.75%, 5/15/2010                                                                       7,184,000                    8,189,760
10.75%, 8/1/2008                                                                         775,000                      912,563
                                                                                                                 ------------
                                                                                                                  277,609,678

Telecommunication Services 8.9%
AirGate PCS, Inc., 144A, 5.85%**, 10/15/2011                                           2,985,000                    3,067,087
American Cellular Corp., Series B, 10.0%, 8/1/2011 (d)                                22,040,000                   18,899,300
American Tower Corp., 144A, 7.125%, 10/15/2012                                         3,655,000                    3,737,237
AT&T Corp.:
9.05, 11/15/2011                                                                       7,580,000                    8,726,475
9.75%, 11/15/2031                                                                      7,340,000                    8,762,125
Cincinnati Bell, Inc., 8.375%, 1/15/2014 (d)                                          24,860,000                   25,170,750
Crown Castle International Corp., 9.375%, 8/1/2011                                     4,285,000                    4,799,200
Dobson Cellular Systems, Inc., 144A, 6.96%**, 11/1/2011                                2,555,000                    2,644,425
Dobson Communications Corp., 8.875%, 10/1/2013                                         7,110,000                    4,994,775
GCI, Inc., 7.25%, 2/15/2014                                                            5,280,000                    5,280,000
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                               3,610,000                    3,781,475
IWO Escrow Co., 144A, 6.32%**, 1/15/2012                                                 580,000                      584,350
LCI International, Inc., 7.25%, 6/15/2007                                              9,195,000                    8,942,137
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                  3,420,000                    3,095,100
MCI, Inc., 8.735%, 5/1/2014                                                           18,985,000                   20,408,875
Nextel Communications, Inc., 5.95%, 3/15/2014                                          4,440,000                    4,595,400
Nextel Partners, Inc., 8.125%, 7/1/2011 (d)                                            5,655,000                    6,277,050
Northern Telecom Capital, 7.875%, 6/15/2026                                            5,660,000                    5,603,400
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                 12,195,000                   13,612,669
Qwest Corp., 7.25%, 9/15/2025 (d)                                                     21,810,000                   21,210,225
Qwest Services Corp.:
6.95%, 6/30/2010                                                                       6,952,000                    7,137,097
144A, 14.0%, 12/15/2010                                                               10,754,000                   12,931,685
144A, 14.5%, 12/15/2014                                                                8,990,000                   11,372,350
Rural Cellular Corp., 9.875%, 2/1/2010 (d)                                             5,030,000                    5,118,025
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to
12/15/2011                                                                             2,275,000                    1,916,688
Triton PCS, Inc., 8.5%, 6/1/2013 (d)                                                   4,350,000                    4,197,750
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                                          1,180,000                    1,324,550
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (d)                                       6,830,000                    7,700,825
Western Wireless Corp., 9.25%, 7/15/2013                                               1,135,000                    1,234,313
                                                                                                                 ------------
                                                                                                                  227,125,338

Utilities 3.9%
AES Corp., 144A, 8.75%, 5/15/2013                                                      2,255,000                    2,562,244
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                             4,510,000                    5,039,925
144A, 10.25%, 11/15/2007                                                                  85,000                       96,475
Aquila, Inc., 14.875%, 7/1/2012                                                        2,390,000                    3,348,988
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                   6,015,000                    6,075,150
144A, 8.5%, 7/15/2010 (d)                                                              9,365,000                    8,030,487
CMS Energy Corp., 8.5%, 4/15/2011                                                        940,000                    1,068,075
DPL, Inc., 6.875%, 9/1/2011 (d)                                                       15,785,000                   17,239,304
Midwest Generation LLC, 8.75%, 5/1/2034                                                3,300,000                    3,745,500
Mission Energy Holding Co., 13.5%, 7/15/2008                                           1,195,000                    1,490,763
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                            2,170,000                    2,219,847
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                              22,520,000                   24,546,800
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                        6,305,000                    7,195,581
10.0%, 10/1/2009                                                                       7,612,000                    9,001,190
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                      8,205,000                    8,758,837
                                                                                                                 ------------
                                                                                                                  100,419,166


Total Corporate Bonds (Cost $1,870,096,534)                                                                     1,870,703,275
                                                                                                                -------------
Foreign Bonds - US$ Denominated 20.3%
Consumer Discretionary 2.8%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012 (d)                     4,740,000                    4,977,000
Grupo Posadas SA de CV, 144A, Series A, 8.75%, 10/4/2011                                  50,000                       53,375
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                10,095,000                   11,407,350
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                       10,030,000                   11,534,500
Shaw Communications, Inc.:
7.2%, 12/15/2011 (d)                                                                   1,180,000                    1,302,425
7.25%, 4/6/2011 (d)                                                                    4,340,000                    4,784,850
8.25%, 4/11/2010                                                                      13,890,000                   15,799,875
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
11.5% to 6/15/2014                                                                     9,839,000                    7,477,640
Vicap SA, 11.375%, 5/15/2007 (d)                                                       2,230,000                    2,257,875
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                 3,825,000                    3,968,438
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                  7,005,000                    6,777,337
                                                                                                                 ------------
                                                                                                                   70,340,665

Consumer Staples 1.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                   5,975,000                    6,721,875
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                17,322,000                   17,408,610
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                  2,237,000                    2,337,665
                                                                                                                 ------------
                                                                                                                   26,468,150

Energy 2.3%
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                   11,115,000                   13,115,700
Luscar Coal Ltd., 9.75%, 10/15/2011                                                    7,960,000                    9,034,600
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                          26,854,187                   30,613,773
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                                    6,040,000                    5,919,200
                                                                                                                 ------------
                                                                                                                   58,683,273

Financials 1.0%
Conproca SA de CV, 12.0%, 6/16/2010                                                    4,920,000                    6,199,200
Eircom Funding, 8.25%, 8/15/2013                                                       6,560,000                    7,248,800
Mizuho Financial Group, 8.375%, 12/29/2049                                             3,330,000                    3,649,347
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                         7,730,000                    7,014,975
                                                                                                                 ------------
                                                                                                                   24,112,322

Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010 (d)                                                    4,771,000                    4,937,985
Elan Financial PLC, 144A, 7.75%, 11/15/2011                                            1,200,000                    1,278,000
                                                                                                                 ------------
                                                                                                                    6,215,985

Industrials 2.1%
CP Ships Ltd., 10.375%, 7/15/2012                                                      7,230,000                    8,341,613
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007 (d)                                                                 13,660,000                   14,547,900
11.75%, 6/15/2009                                                                      8,470,000                    8,628,813
12.5%, 6/15/2012                                                                       7,999,000                    9,338,832
LeGrand SA, 8.5%, 2/15/2025                                                            6,880,000                    8,118,400
Stena AB:
144A, 7.0%, 12/1/2016                                                                  2,175,000                    2,153,250
9.625%, 12/1/2012                                                                      2,345,000                    2,649,850
Supercanal Holding SA, 11.5%, 5/15/2005*                                                 441,000                       39,690
                                                                                                                 ------------
                                                                                                                   53,818,348

Information Technology 0.6%
Flextronics International Ltd., 144A, 6.25%, 11/15/2014                                8,345,000                    8,261,550
Magnachip Semiconductor SA:
144A, 6.875%, 12/15/2011                                                               2,865,000                    2,950,950
144A, 8.0%, 12/15/2014                                                                 2,735,000                    2,851,238
                                                                                                                 ------------
                                                                                                                   14,063,738

Materials 3.7%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                            5,400,000                    5,548,500
Avecia Group PLC, 11.0%, 7/1/2009                                                     15,871,000                   16,347,130
Cascades, Inc.:
7.25%, 2/15/2013                                                                       9,525,000                   10,096,500
144A, 7.25%, 2/15/2013                                                                   600,000                      636,000
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                      8,045,000                    8,004,775
Citigroup Global (Severstal), 8.625%, 2/24/2009                                          614,000                      616,517
Corp. Durango SA:
13.125%, 8/1/2006* (d)                                                                 2,074,000                    1,399,950
144A, 13.75%, 7/15/2009* (d)                                                           2,311,000                    1,548,370
Crown Euro Holdings SA, 10.875%, 3/1/2013 (d)                                          5,050,000                    5,971,625
ISPAT Inland ULC, 9.75%, 4/1/2014 (d)                                                  6,413,000                    7,920,055
Rhodia SA, 8.875%, 6/1/2011 (d)                                                        6,565,000                    6,614,237
Sino-Forest Corp., 144A, 9.125%, 8/17/2011 (d)                                         3,575,000                    3,905,688
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                           25,270,000                   25,396,350
                                                                                                                 ------------
                                                                                                                   94,005,697

Sovereign Bonds 1.7%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                       8,250,000                   10,147,500
Dominican Republic, 144A, 9.04%, 1/23/2013                                             2,990,000                    2,474,225
Federative Republic of Brazil, 8.875%, 10/14/2019                                      8,720,000                    9,190,880
Republic of Argentina:
Series BGLO, 8.375%, 12/20/2049*                                                          35,000                       11,375
Series 2031, 8.375%, 6/19/2031*                                                        2,809,000                      919,948
11.375%, 3/15/2010*                                                                    8,595,000                    2,922,300
Series BGL5, 11.375%, 1/30/2017*                                                       5,429,000                    1,845,860
11.75%, 4/7/2009*                                                                      4,530,000                    1,540,200
11.75%, 12/31/2049*                                                                    2,990,000                    1,009,125
12.0%, 2/21/2012*                                                                      7,405,000                    2,499,187
Republic of Turkey:
7.25%, 3/15/2015                                                                       3,820,000                    3,925,050
9.0%, 6/30/2011                                                                        2,665,000                    3,044,762
9.5%, 1/15/2014                                                                        1,465,000                    1,728,700
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)                                                 899                          798
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                               2,770,000                    2,335,941
                                                                                                                 ------------
                                                                                                                   43,595,851

Telecommunication Services 4.4%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                1,466,000                    1,242,435
Axtel SA, 11.0%, 12/15/2013 (d)                                                        8,350,000                    8,997,125
Embratel, Series B, 11.0%, 12/15/2008 (d)                                              5,815,000                    6,629,100
Esprit Telecom Group PLC:
10.88%, 6/15/2008*                                                                    10,060,000                        1,006
11.5%, 12/15/2007*                                                                    23,720,000                        2,372
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                   6,875,000                    6,789,062
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*                                   1,590,000                    1,224,300
Inmarsat Finance PLC, 7.625%, 6/30/2012                                                6,755,000                    7,025,200
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                               4,275,000                    4,862,813
INTELSAT, 6.5%, 11/1/2013                                                              8,085,000                    7,357,350
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                            13,195,000                   13,805,269
Mobifon Holdings BV, 12.5% , 7/31/2010                                                10,730,000                   12,728,462
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                 4,800,000                    4,896,000
Nortel Networks Corp., 6.875%, 9/1/2023 (d)                                            8,205,000                    7,712,700
Nortel Networks Ltd., 6.125%, 2/15/2006 (d)                                           23,610,000                   24,023,175
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                 4,965,000                    4,915,350
                                                                                                                 ------------
                                                                                                                  112,211,719

Utilities 0.5%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                     15,145,000                   12,418,900
                                                                                                                 ------------

Total Foreign Bonds - US$ Denominated (Cost $525,462,894)                                                         515,934,648
                                                                                                                 ------------
Foreign Bonds - Non US$ Denominated 1.8%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                                   2,588,000                    3,535,327
                                                                                                                 ------------
Industrials 0.5%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                           7,738,000                   11,254,126
                                                                                                                 ------------
Materials 0.6%
Huntsman International LLC, 10.125%, 7/1/2009                                          5,783,000                    8,273,219
Rhodia SA, 9.25%, 6/1/2011                                                             4,835,000                    6,686,982
                                                                                                                 ------------
                                                                                                                   14,960,201

Sovereign Bonds 0.6%
Mexican Bonds, Series MI-10, 8.0%, 12/19/2013                                         89,686,000                    7,166,351
Republic of Argentina:
Series FEB, 8.0%, 2/26/2008*                                                           3,220,000                    1,280,209
8.0%, 2/26/2008*                                                                       4,450,000                    1,784,355
10.25%, 2/6/2049*                                                                      7,091,618                    2,795,392
10.5%, 11/14/2049*                                                                     3,273,291                    1,290,273
11.25%, 4/10/2006*                                                                     2,326,378                      988,166
12.0%, 9/19/2016*                                                                        263,315                       53,984
                                                                                                                 ------------
                                                                                                                   15,358,730


Total Foreign Bonds - Non US$ Denominated (Cost $38,640,561)                                                       45,108,384
                                                                                                                 ------------

Convertible Bond 0.5%
Consumer Discretionary 0.5%
DIMON, Inc., 6.25%, 3/31/2007                                                          9,048,000                    8,482,500
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                      3,760,000                    3,722,400
144A, Series EURO, 7.5%, 9/25/2006                                                       530,000                      524,700
                                                                                                                 ------------
Total Convertible Bond (Cost $12,502,781)                                                                          12,729,600


Asset Backed 0.1%
Golden Tree High Yield Opportunities LP, "D1", Series 1, 13.054%,
10/31/2007
(Cost $2,500,000)                                                                      2,500,000                    2,582,250
                                                                                                                 ------------

                                                                                           Units                     Value ($)
Other 0.7%
Hercules Trust II, (Bond Unit)                                                        20,800,000                   17,472,000
SpinCycle, Inc., "F" (Common Stock Unit)*                                                  1,228                        1,351
SpinCycle, Inc., (Common Stock Unit)*                                                    187,460                      206,206
                                                                                                                 ------------
Total Other Investments (Cost $15,103,750)                                                                         17,679,557


Loan Participation 0.6%
Intermet Corp., LIBOR plus .425%, 2.07%**, 3/31/2009                                  18,500,000                   16,187,500
(Cost $17,421,250)                                                                                               ------------


                                                                                          Shares                     Value ($)
                                                                                          ------                     ---------
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*                                                          45,157                       72,251
IMPSAT Fiber Networks, Inc.*                                                             280,597                    1,613,433
                                                                                                                 ------------
Total Common Stocks (Cost $16,088,915)                                                                              1,685,684


Warrants 0.0%
Dayton Superior Corp., 144A*                                                                 528                            5
DeCrane Aircraft Holdings, Inc., 144A*                                                    16,090                          161
Destia Communications, Inc., 144A*                                                        19,865                            0
Hayes Lemmerz International, Inc.*                                                        14,564                        5,534
TravelCenters of America, Inc.*                                                            1,627                        8,135
UIH Australia Pacific, Inc.*                                                              14,150                            0
                                                                                                                 ------------
Total Warrants (Cost $9,797)                                                                                           13,835

Preferred Stocks 0.5%
Paxson Communications Corp., 14.25%, (PIK)                                                 1,153                    8,474,550
TNP Enterprises, Inc., 14.5%, "D", (PIK)                                                  47,530                    5,513,480
                                                                                                                 ------------
Total Preferred Stocks (Cost $15,845,899)                                                                          13,988,030



Securities Lending Collateral 14.7%
Daily Assets Fund Institutional, 2.25% (b)(e)
(Cost $374,994,944)                                                                  374,994,944                  374,994,944
                                                                                                                 ------------
Cash Equivalents 1.0%
Scudder Cash Management QP Trust, 2.24% (a)
(Cost $25,574,241)                                                                    25,574,241                   25,574,241
                                                                                                                 ------------

                                                                                            % of
                                                                                      Net Assets                     Value ($)
                                                                                      ----------                     ---------

Total Investment Portfolio  (Cost $2,902,072,616)                                          113.8                2,897,181,948
Other Assets and Liabilities, Net                                                          -13.8                 -351,455,992
                                                                                                                -------------
Net Assets                                                                                 100.0                2,545,725,956
                                                                                                                =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

The following table represents bonds that are in default.


                                                                        Principal
                                                      Maturity           Amount/                  Acquisition
Security                             oupon              Date             Shares                          Cost                Value
-----------------------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                          8.625 %          8/1/2008           3,385,000 USD         $3,323,894           $3,418,850
-----------------------------------------------------------------------------------------------------------------------------------
Corp. Durango SA:
-----------------------------------------------------------------------------------------------------------------------------------
                                        13.125 %          8/1/2006           2,074,000 USD          1,064,894            1,399,950
-----------------------------------------------------------------------------------------------------------------------------------
                                         13.75 %         7/15/2009           2,311,000 USD          2,197,332            1,548,370
-----------------------------------------------------------------------------------------------------------------------------------
Dyersburg Corp.                           9.75 %      9/1/2007              18,155,000 USD         18,706,213                1,816
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                        13.68 %         7/15/2012           1,487,316 USD          1,487,316               14,873
-----------------------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:
-----------------------------------------------------------------------------------------------------------------------------------
                                         10.88 %         6/15/2008          10,060,000 USD          9,983,690                1,006
-------------------------------------------------------------------                    -----------------------
                                          11.5 %        12/15/2007          23,720,000 USD         23,884,968                2,372
-----------------------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                       12.5 %         7/15/2004           2,450,000 USD                  0                    0
-----------------------------------------------------------------------------------------------------------------------------------
GEO Specialty Chemicals, Inc.           10.125 %          8/1/2008           4,317,000 USD          1,473,773            2,503,860
-----------------------------------------------------------------------------------------------------------------------------------
GS Technologies Operating Co., Inc.         12 %          9/1/2024           4,577,117 USD          4,431,689               11,443
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                     10 %         7/15/2004           1,590,000 USD            960,713            1,224,300
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.             11 %         3/15/2008          12,740,000 USD         12,357,995                    0
-----------------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                            9.75 %         6/15/2009           3,530,000 USD          1,447,300            1,729,700
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                     12 %        10/15/2010          11,621,000 USD          7,771,078            7,321,230
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
-----------------------------------------------------------------------------------------------------------------------------------
                                             8 %         2/26/2008           3,220,000 EUR          1,039,807            1,280,209
-----------------------------------------------------------------------------------------------------------------------------------
                                             8 %         2/26/2008           4,450,000 EUR          1,433,891            1,784,355
-----------------------------------------------------------------------------------------------------------------------------------
                                         8.375 %        12/20/2049              35,000 USD             11,148               11,375
-----------------------------------------------------------------------------------------------------------------------------------
                                         8.375 %         6/19/2031           2,809,000 USD            610,958              919,948
-----------------------------------------------------------------------------------------------------------------------------------
                                         10.25 %          2/6/2049           7,091,618 EUR          1,552,588            2,795,392
-----------------------------------------------------------------------------------------------------------------------------------
                                          10.5 %        11/14/2049           3,273,291 EUR            698,184            1,290,273
-----------------------------------------------------------------------------------------------------------------------------------
                                         11.25 %         4/10/2006           2,326,378 EUR            738,469              988,166
-----------------------------------------------------------------------------------------------------------------------------------
                                        11.375 %         3/15/2010           8,595,000 USD          2,344,354            2,922,300
-----------------------------------------------------------------------------------------------------------------------------------
                                        11.375 %         1/30/2017           5,429,000 USD          1,627,616            1,845,860
-----------------------------------------------------------------------------------------------------------------------------------
                                         11.75 %          4/7/2009           4,530,000 USD          1,417,988            1,540,200
-----------------------------------------------------------------------------------------------------------------------------------
                                         11.75 %        12/31/2049           2,990,000 USD            935,844            1,009,125
-----------------------------------------------------------------------------------------------------------------------------------
                                            12 %         2/21/2012           7,405,000 USD          2,013,373            2,499,187
-----------------------------------------------------------------------------------------------------------------------------------
                                            12 %         9/19/2016             263,315 EUR             60,510               53,984
-----------------------------------------------------------------------------------------------------------------------------------
Supercanal Holding SA                     11.5 %         5/15/2005             441,000 USD             44,100               39,690
-----------------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding                 12.63 %         3/15/2010           4,975,000 USD          5,066,439            5,385,438
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 $108,686,124          $43,543,272
-----------------------------------------------------------------------------------------------------------------------------------


** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Principal amount stated in US dollars unless otherwise noted.

(d) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $367,026,822 which is 14.4% of total net assets.

(e)     Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

As of December 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                                Unrealized
                            Contracts to Deliver       In Exchange For                        Date          Appreciation (US$)
---------------------------------------------------------------------------------------------------------------------------------
USD                             23,572,775 EUR                        17,725,357            3/9/2005                     537,159
---------------------------------------------------------------------------------------------------------------------------------
USD                              1,495,379 EUR                         1,213,782            3/9/2005                     155,600
---------------------------------------------------------------------------------------------------------------------------------
USD                              1,260,450 EUR                         1,021,269            3/9/2005                     128,674
---------------------------------------------------------------------------------------------------------------------------------
USD                              3,418,569 EUR                         2,594,129            3/9/2005                     109,951
---------------------------------------------------------------------------------------------------------------------------------
USD                              1,864,968 EUR                         1,445,053            3/9/2005                     100,585
---------------------------------------------------------------------------------------------------------------------------------
USD                                400,000 COP                     1,026,000,000            1/27/2005                     35,447
---------------------------------------------------------------------------------------------------------------------------------
USD                                542,318 EUR                           420,592            3/9/2005                      29,769
---------------------------------------------------------------------------------------------------------------------------------
USD                                400,000 RUB                        11,420,000            1/27/2005                     12,106
---------------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                          1,109,291
---------------------------------------------------------------------------------------------------------------------------------




                                                                                                                 Unrealized
                      Contracts to Deliver       In Exchange For                              Date          Depreciation US($)
---------------------------------------------------------------------------------------------------------------------------------
MXN                              5,719,770 USD                           504,011            3/9/2005                      (2,971)
---------------------------------------------------------------------------------------------------------------------------------
MXN                              2,498,110 USD                           211,830            3/9/2005                      (9,595)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                502,933 USD                           667,804            3/9/2005                     (16,282)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                298,706 USD                           380,916            3/9/2005                     (25,382)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                882,936 USD                         1,175,673            5/27/2005                    (27,047)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                535,680 USD                           689,051            3/9/2005                     (39,578)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                651,531 USD                           843,778            3/9/2005                     (42,431)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                616,694 USD                           787,148            3/9/2005                     (51,676)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                611,338 USD                           772,120            3/9/2005                     (59,419)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                685,865 USD                           840,870            3/9/2005                     (92,039)
---------------------------------------------------------------------------------------------------------------------------------
EUR                                725,057 USD                           893,270            3/9/2005                     (92,948)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              1,785,114 USD                         2,327,094            3/9/2005                    (101,008)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              1,465,066 USD                         1,862,304            3/9/2005                    (130,471)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              1,759,034 USD                         2,240,772            3/9/2005                    (151,857)
---------------------------------------------------------------------------------------------------------------------------------
MXN                             77,319,130 USD                         6,600,575            3/9/2005                    (252,753)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              2,619,579 USD                         3,222,082            3/9/2005                    (341,055)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              3,100,000 USD                         3,842,512            3/9/2005                    (374,091)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              6,529,754 USD                         8,472,486            3/9/2005                    (409,249)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              6,216,521 USD                         8,030,781            3/9/2005                    (424,897)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              2,969,230 USD                         3,604,645            3/9/2005                    (434,085)
---------------------------------------------------------------------------------------------------------------------------------
EUR                              3,553,950 USD                         4,376,689            3/9/2005                    (457,374)
---------------------------------------------------------------------------------------------------------------------------------
EUR                             35,985,181 USD                        44,162,454            3/9/2005                  (4,784,394)
---------------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                         (8,320,602)
---------------------------------------------------------------------------------------------------------------------------------



Currency Abbreviation
----------------------------------------------------------
COP              Colombian Peso
----------------------------------------------------------
EUR              Euros
----------------------------------------------------------
MXN              Mexican Peso
----------------------------------------------------------
RUB              Russian Ruble
----------------------------------------------------------
USD              United States Dollar
----------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005